DISPOSAL OF SUBSIDIARY (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of SY cultures assets and liabilities

Cash and cash equivalents	$186,155
Accounts receivable	4,594
Prepaid expenses and other assets, net	188,836
Investment	27,802
Goodwill	230,015
Other payables and accrued liabilities	(70)
Net assets value	$637,332